Retirement and Other Employee Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement and Other Employee Benefits
Amount expensed under defined contribution plan	$ 5,688	$ 5,616	$ 5,005
Defined benefit pension plan
Retirement and Other Employee Benefits
Obligation for defined benefit plans	0
Pension costs under defined benefit plan	8,143	6,180	6,056
Postretirement benefits
Retirement and Other Employee Benefits
Pension costs under defined benefit plan	$ 309	$ 414	$ 1,132